Components of Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Current	$ 5,534	$ 3,237	$ 286
Deferred	1,582	2,510	(805)
Income tax expense (benefit)	$ 7,116	$ 5,747	$ (519)